Accounts payable and accrued liabilities - Disclosure of Detailed Information on Accounts Payable and Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade accounts payable	$ 6,551	$ 4,213
Employee-related accruals	2,643	3,249
Other accrued liabilities	2,101	1,941
Total	$ 11,295	$ 9,403